Deferred Charges, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Changes in deferred charges, net
Balance at the beginning of the period	$ 8,962	$ 8,199	$ 8,199
Additions	10,351		7,511
Amortization	(4,252)		(6,748)
Balance at the end of the period	$ 15,061		$ 8,962
Period of amortization for deferred costs		2 years 6 months